Stock Incentive Plans (Table)	12 Months Ended
Dec. 31, 2014
Schedule of assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
	December 31,
	2014	2013
Dividend yield	0.00%	0.00%
Expected life	6.5 to 6.9 years	10 years
Expected volatility	5.6%	4.00%
Risk-free interest rate	2.54% to 2.85%	2.05% to 2.75%

Summary of option activity under the Incentive Plan

	2014
	Nonperformance-based stock options			Performance-based stock options
	Shares Underlying Options	Weighted Exercise Price	Weighted Average Contractual Term	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Term
Outstanding at beginning of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years

Granted during the year	30,000	11.53		50,000	11.26
Forfeited during the year	(5,000)	10.85		(5,000)	10.85
Cancelled	—	—		(467,500)	10.14
Exercised during the year	—	—		—	—

Outstanding at the end of year	352,500	$10.14	6.58 years	—	—	—

Options exercisable at end of year	189,000	$10.05	6.37 years	—	$—	—

Weighted average fair value of options granted during the year		$1.94			$2.03

	2013
	Nonperformance-based stock options			Performance-based stock options
	Shares Underlying Options	Weighted Exercise Price	Weighted Average Contractual Term	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Term
Outstanding at beginning of year	332,500	$10.00	8.18 years	432,500	$10.00	8.0 years

Granted during the year	10,000	10.85		10,000	10.85
Forfeited during the year	(15,000)	10.00		(20,000)	10.00
Exercised during the year	—	—		—	—

Outstanding at the end of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years

Options exercisable at end of year	115,500	$10.00	7.02 years	—	$—	—

Weighted average fair value of options granted during the year		$2.51			$2.51

Restricted shares
Summary of status of the Company's restricted shares or restricted stock units

	2014		2013
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	35,000	$10.02	40,000	$10.00
Granted during the year	28,500	11.93	1,000	10.85
Vested during the year	—	—	—	—
Forfeited during the year	(1,250)	10.85	(6,000)	10.00

Nonvested at December 31,	62,250	$10.86	35,000	$10.02

Restricted stock units
Summary of status of the Company's restricted shares or restricted stock units

	2014
	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	—	—
Granted during the year	89,703	13.00
Vested during the year	(7,000)	—
Forfeited during the year	—	—

Nonvested at December 31,	82,903	$13.00